Loans and Borrowings - Disclosure of Detailed Information about Borrowings Explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 828,024	$ 540,682
Credit Facility
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	560,788	279,621
2020 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	132,196	129,320
2019 Convertible Notes
Disclosure of detailed information about borrowings [line items]
Loans and borrowings	$ 135,040	$ 131,741